Income Taxes (Change in unrecognized tax benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 26	$ 19
Increases due to tax positions related to a prior year	1	8
Decreases due to tax positions related to a prior year	0	(1)
Increases due to tax positions related to current year	2	0
Balance, December 31	$ 29	$ 26